Premises and Equipment (Components of Premises and Equipment) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2025	Mar. 31, 2024
Property, Plant and Equipment [Line Items]
Total	¥ 2,081,442	¥ 2,043,687
Less accumulated depreciation	1,161,588	1,171,046
Premises and equipment-net	919,854	872,641
Land
Property, Plant and Equipment [Line Items]
Total	406,470	389,709
Buildings
Property, Plant and Equipment [Line Items]
Total	794,868	798,936
Equipment and furniture
Property, Plant and Equipment [Line Items]
Total	561,926	557,073
Leasehold improvements
Property, Plant and Equipment [Line Items]
Total	284,171	267,968
Construction in progress
Property, Plant and Equipment [Line Items]
Total	¥ 34,007	¥ 30,001